World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	235,104,642.99	19,404
Yield Supplement Overcollateralization Amount at 10/31/15	2,158,007.26	0
Receivables Balance at 10/31/15	237,262,650.25	19,404
Principal Payments	11,680,358.46	519
Defaulted Receivables	317,828.57	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	1,979,129.49	0
Pool Balance at 11/30/15	223,285,333.73	18,864

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	23.95%

Prepayment ABS Speed	1.23%

Overcollateralization Target Amount	10,047,840.02
Actual Overcollateralization	10,047,840.02

Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	4.26%
Weighted Average Remaining Term	33.72

Delinquent Receivables:
Past Due 31-60 days	4,198,730.94	276
Past Due 61-90 days	1,300,555.56	87
Past Due 91-120 days	338,365.14	30
Past Due 121 + days	0.00	0
Total	5,837,651.64	393

Total 31+ Delinquent as % Ending Pool Balance	2.61%

Recoveries	207,925.47

Aggregate Net Losses/(Gains) - November 2015	109,903.10
Current Net Loss Ratio (Annualized)	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	12,586,139.59
Advances	(735.42)
Investment Earnings on Cash Accounts	1,622.67
Servicing Fee	(197,718.88)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,389,307.96

Distributions of Available Funds
(1) Class A Interest	127,831.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,239,600.33
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,047,840.02
(7) Distribution to Certificateholders	956,184.52
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,389,307.96

Servicing Fee	197,718.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 11/16/15	224,524,934.06
Principal Paid	11,287,440.35
Note Balance @ 12/15/15	213,237,493.71

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-3
Note Balance @ 11/16/15	110,633,934.06
Principal Paid	11,287,440.35
Note Balance @ 12/15/15	99,346,493.71
Note Factor @ 12/15/15	36.7949977%

Class A-4
Note Balance @ 11/16/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	94,934,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	18,957,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	145,683.09
Total Principal Paid	11,287,440.35
Total Paid	11,433,123.44

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	59,004.76
Principal Paid	11,287,440.35
Total Paid to A-3 Holders	11,346,445.11

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1611733
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4876123
Total Distribution Amount	12.6487856

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2185361
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.8053346
Total A-3 Distribution Amount	42.0238707

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.82
Noteholders' Principal Distributable Amount	890.18

Account Balances	$ Amount

Advances
Balance as of 10/31/15	49,708.53
Balance as of 11/30/15	48,973.11
Change	(735.42)

Reserve Account
Balance as of 11/16/15	2,311,742.39
Investment Earnings	272.25
Investment Earnings Paid	(272.25)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39